Lease Right-Of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary Of Detailed Information About Reconciliation Of Lease Right Of Use Assets

	Land and buildings	Equipment	Total lease right-of-use assets

Cost

January 1, 2022	$58,380	$24,359	$82,739

Acquisition (Note 7)	31,192	1,240	32,432

Additions	7,173	4,029	11,202

Disposal	(3,935)	(6,129)	(10,064)

Currency translation effects	1,297	1,559	2,856

December 31, 2022	$94,107	$25,058	$119,165

Accumulated depreciation

January 1, 2022	$(20,198)	$(12,654)	$(32,852)

Depreciation charge	(9,994)	(5,824)	(15,818)

Disposal	3,543	5,731	9,274

Currency translation effects	(508)	(889)	(1,397)

December 31, 2022	$(27,157)	$(13,636)	$(40,793)

Net book value – December 31, 2022	$66,950	$11,422	$78,372

	Land and buildings	Equipment	Total lease right-of-use assets

Cost

January 1, 2021	$56,242	$19,360	$75,602

Additions	4,097	6,778	10,875

Disposal	(1,644)	(1,583)	(3,227)

Currency translation effects	(315)	(196)	(511)

December 31, 2021	$58,380	$24,359	$82,739

Accumulated depreciation

January 1, 2021	$(13,527)	$(7,891)	$(21,418)

Depreciation charge	(8,350)	(5,492)	(13,842)

Disposal	1,535	714	2,249

Currency translation effects	144	15	159

December 31, 2021	$(20,198)	$(12,654)	$(32,852)

Net book value – December 31, 2021	$38,182	$11,705	$49,887